Income Taxes (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)
Income Taxes [Line Items]
Net operating loss carry-forward	$ 410,478			$ 3,222,249
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits	$ 256,739	$ 2,000,000
SINGAPORE
Income Taxes [Line Items]
Profit tax rates	50.00%	50.00%	50.00%
Assessable profits	$ 142,500		$ 190,000
Australia [Member]
Income Taxes [Line Items]
Profit tax rates	30.00%	30.00%	30.00%
Minimum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Profit tax rates	8.25%	8.25%	8.25%
Minimum [Member] | SINGAPORE
Income Taxes [Line Items]
Profit tax rates	17.00%	17.00%	17.00%
Maximum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Profit tax rates	16.50%	16.50%	16.50%
Maximum [Member] | SINGAPORE
Income Taxes [Line Items]
Profit tax rates	75.00%	75.00%	75.00%
Singapore Tax Laws [Member] | SINGAPORE
Income Taxes [Line Items]
Assessable profits	$ 7,500		$ 10,000